Other Expense - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Staff costs:
Salaries and other allowances	$ 5,092	$ 7,088
Retirement benefits scheme contributions	374	434
Share-based payment expenses	5,282	2,064
Total staff costs	10,748	9,586
Depreciation of plant and equipment	49	69
Depreciation of right-of-use assets	297	283
Amortization of intangible assets	11	10
Other expense	$ 47,457	$ 4,008